PRINCIPAL ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2025
PRINCIPAL ACCOUNTING POLICIES
PRINCIPAL ACCOUNTING POLICIES

2. PRINCIPAL ACCOUNTING POLICIES

Basis of presentation

The accompanying condensed consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”). The condensed consolidated balance sheet as of December 31, 2024 has been derived from the audited consolidated financial statements as of that date, but does not include all of the accompanying disclosures. Certain information and note disclosures normally included in annual financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. Therefore, these condensed consolidated financial statements should be read in conjunction with our consolidated financial statements and the related notes for the year ended December 31, 2024 included in our Annual Report on Form 20-F, filed with the Securities and Exchange Commission (the “SEC”), on April 3, 2025.

In the opinion of the Company, all adjustments considered necessary for a fair presentation have been included. The results for six months ended June 30, 2025 are not necessarily indicative of the results to be expected for any subsequent period or for the year ending December 31, 2025.

There have been no material changes to the Group’s significant accounting policies or use of estimates, as described in that filing, for the six months ended June 30, 2025.

Recent accounting pronouncements

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”). The standard requires disaggregation of the effective rate reconciliation into standard categories, enhances disclosure of income taxes paid, and modifies other income tax-related disclosures. The standard is effective for the Group for annual periods beginning after December 15, 2024, with early adoption permitted. The ASU 2023-09 is currently not expected to have a material impact on the Group’s condensed consolidated financial statements.

In November 2024, the FASB issued ASU 2024-03, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Topic 220-40) (“ASU 2024-03”). The standard requires entities to disaggregate operating expenses into specific categories, such as employee compensation, depreciation, and amortization, to provide enhanced transparency into the nature and function of expenses. The standard is effective for the annual periods beginning after December 15, 2026, and for interim periods beginning after December 15, 2027, with early adoption permitted. ASU 2024-03 is currently not expected to have a material impact on the Group’s condensed consolidated financial statements.